Derivative Instruments - Summary of Notional Amounts (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Total notional amounts	$ 5,943,981
Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	5,557,140
Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	386,841
Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	3,046,487
Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,770,117
Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	276,370
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	2,137,102
Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,027,265
Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	109,837
Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	760,392
Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	759,758
Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	634
Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	4,041,933
Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,764,143
Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	277,790
Interest rate derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	1,659,960
Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,466,203
Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	193,757
Interest rate derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	1,775,384
Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,691,362
Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	84,022
Interest rate derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	606,589
Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	606,578
Interest rate derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	11
Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	1,650,883
Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,650,880
Foreign exchange derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	1,213,611
Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,213,608
Foreign exchange derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	289,140
Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	289,140
Foreign exchange derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	148,132
Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	148,132
Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	6,452
Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	115
Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,941
Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,396
Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	181,603
Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	91,779
Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	89,824
Equity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	136,563
Equity derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	66,888
Equity derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	69,675
Equity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	43,888
Equity derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	24,081
Equity derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	19,807
Equity derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	1,152
Equity derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	810
Equity derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	342
Precious metal derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	10,205
Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	9,681
Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	524
Precious metal derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	9,787
Precious metal derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	9,263
Precious metal derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	524
Precious metal derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	418
Precious metal derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	418
Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	52,905
Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	34,150
Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	18,700
Other commodity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	26,451
Other commodity derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	13,999
Other commodity derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	12,411
Other commodity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	25,331
Other commodity derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	19,309
Other commodity derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	6,008
Other commodity derivatives [member] | Over 5 years [member]
Disclosure of financial assets [line items]
Total notional amounts	1,123
Other commodity derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	842
Other commodity derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	281
Held For Trading For Trading Purpose [member]
Disclosure of financial assets [line items]
Total notional amounts	5,406,743	$ 5,152,841
Held For Trading For Trading Purpose [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	5,019,902	4,879,964
Held For Trading For Trading Purpose [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	386,841	272,877
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	3,561,346	3,568,887
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,283,556	3,411,886
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	277,790	157,001
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	1,599,352	1,333,637
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,599,349	1,333,611
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	6,254	2,422
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	176,689	174,839
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	86,865	85,310
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	89,824	89,529
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	10,205	13,049
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	9,681	9,814
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	524	3,235
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	52,897	60,007
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	34,142	36,819
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	18,700	23,086
Held for hedging and held for trading for economic hedges [member]
Disclosure of financial assets [line items]
Total notional amounts	537,238	466,145
Held for hedging and held for trading for economic hedges [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	537,238	463,879
Held for hedging and held for trading for economic hedges [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		2,266
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	480,587	404,138
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	480,587	401,872
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		2,266
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	51,531	58,350
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	51,531	58,350
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	198	310
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	4,914	3,347
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	4,914	3,347
Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	8
Held for hedging and held for trading for economic hedges [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	8
Forward contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	13,619
Forward contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	10,175
Forward contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,444
Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,080,174
Forward contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,058,942
Forward contract [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	18,898
Forward contract [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,334
Forward contract [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	10,593	8,591
Forward contract [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,071,423	892,117
Forward contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,026	2,480
Forward contract [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	8,751	12,840
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	149,428
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	146,823
Centrally cleared forward rate agreements [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,605
Centrally cleared forward rate agreements [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	149,428	320,118
Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	294,036
Swap contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	72,315
Swap contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	138,145
Swap contract [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	83,576
Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	529,015
Swap contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	117,017
Swap contract [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	266,263
Swap contract [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	145,735
Swap contract [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	264,184	275,418
Swap contract [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	486,689	398,262
Swap contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	29,852	40,177
Swap contract [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	42,326	45,510
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,285,982
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,227,733
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,537,632
Centrally cleared swap contracts [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	520,617
Centrally cleared swap contracts [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,840,793	2,780,206
Centrally cleared swap contracts [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	445,189	355,846
Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	10,942
Purchased options [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	3,060
Purchased options [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	5,200
Purchased options [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	3,059
Purchased options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	4,622
Purchased options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1
Purchased options [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,120
Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	19,008
Purchased options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	16,857
Purchased options [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,102
Purchased options [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	49
Purchased options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	9,188	12,883
Purchased options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	3,060	14,616
Purchased options [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	19,008	19,285
Purchased options [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,754	2,358
Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	10,136
Written options [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	5,060
Written options [member] | Interest rate derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	3,957
Written options [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	5,059
Written options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	4,914
Written options [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	1
Written options [member] | Interest rate derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,265
Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	22,683
Written options [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	20,792
Written options [member] | Foreign exchange derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,877
Written options [member] | Foreign exchange derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	14
Written options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	9,370	14,670
Written options [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	5,060	5,758
Written options [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	22,229	23,947
Written options [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	766	1,011
Written options [member] | Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	454
Futures contract [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	269,670
Futures contract [member] | Interest rate derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	185,639
Futures contract [member] | Interest rate derivatives [member] | Later than one year and not later than five years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	84,020
Futures contract [member] | Interest rate derivatives [member] | Over 5 years [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	11
Futures contract [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	3
Futures contract [member] | Foreign exchange derivatives [member] | Within 1 year [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	3
Futures contract [member] | Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	269,670	136,627
Futures contract [member] | Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts	3	26
Futures contract [member] | Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Total notional amounts		2,266
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,936
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	16
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	925
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	995
Credit default swap contracts - protection purchased [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,907	940
Credit default swap contracts - protection purchased [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	29	102
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,584
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	58
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	835
Centrally cleared credit default swap contracts protection purchased [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,691
Centrally cleared credit default swap contracts protection purchased [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	2,424	973
Centrally cleared credit default swap contracts protection purchased [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	160	158
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	623
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Within 1 year [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	41
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	362
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	220
Credit default swap contracts - protection sold [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	614	328
Credit default swap contracts - protection sold [member] | Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	9	50
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,309
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Later than one year and not later than five years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	819
Centrally cleared credit default swap contracts protection sold [member] | Credit derivatives [member] | Over 5 years [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	490
Centrally cleared credit default swap contracts protection sold [member] | Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Total notional amounts	1,309	181
Centrally cleared commodity derivatives [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	55
Centrally cleared commodity derivatives [member] | Other commodity derivatives [member] | Within 1 year [member]
Disclosure of financial assets [line items]
Total notional amounts	41
Centrally cleared commodity derivatives [member] | Other commodity derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Total notional amounts	14
Centrally cleared commodity derivatives [member] | Held For Trading For Trading Purpose [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Total notional amounts	$ 55	$ 102